Nature of Operations and Summary of Significant Accounting Policies (Schedule of Depreciation) (Details)	12 Months Ended
Dec. 31, 2013
Machinery and Equipment [Member] | Minimum [Member]
Depreciation lives	P1Y
Machinery and Equipment [Member] | Maximum [Member]
Depreciation lives	P10Y
Buildings and Improvements [Member] | Minimum [Member]
Depreciation lives	P5Y
Buildings and Improvements [Member] | Maximum [Member]
Depreciation lives	P30Y
Computer Equipment and Software [Member] | Minimum [Member]
Depreciation lives	P3Y
Computer Equipment and Software [Member] | Maximum [Member]
Depreciation lives	P5Y
Office Equipment [Member] | Minimum [Member]
Depreciation lives	P5Y
Office Equipment [Member] | Maximum [Member]
Depreciation lives	P14Y
Furniture and Fixtures [Member] | Minimum [Member]
Depreciation lives	P1Y
Furniture and Fixtures [Member] | Maximum [Member]
Depreciation lives	P10Y